Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Segment M
Summary Of Significant Accounting Policies [Line Items]
Gain on sale of oil and gas properties	$ 533,048	$ 2,479,934
Cash ans cash equivalent, original maturity term		3
Oil and Gas, unit of measure		Natural gas is converted to barrel equivalents, BOE, at the rate of six Mcf of natural gas to one barrel of oil.
Number of operating segment		1
Common Stock Exchange Price	$ 3.30	$ 3.30
Depreciation, depletion and amortization expense	74,000
Convertible preferred stock, liquidation preference	$ 5,420,938
Convertible preferred stock, common stock	1,642,708
Gas Gathering System
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life		10 years
Furniture And Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated Useful Life		5 years